--------------------------------------------------------------------------------

DAILY TAX FREE                              600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                  (212)830-5200

================================================================================





Dear Shareholder:


We are pleased to present the annual report of Daily Tax Free Income Fund, Inc. for the year ended October 31, 2001.

The Fund had net assets of $556,851,482 and 3,103 active shareholders.

We thank you for your support and look forward to continuing to serve your cash management needs.


Sincerely,


\s\Steven W. Duff



Steven W. Duff
President








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
OCTOBER 31, 2001

================================================================================

                                                                                                                     Ratings (a)
                                                                                                                 ----------------
    Face                                                                        Maturity              Value              Standard
   Amount                                                                         Date      Yield    (Note 1)    Moody's & Poor's
   ------                                                                         ----      -----     ------     ------- --------
Put Bonds (b) (4.26%)
------------------------------------------------------------------------------------------------------------------------------------
$  2,500,000  City of Chicago, IL GO Tender Option Certificates
              LOC Landesbank Hessen                                             12/18/01     2.00%   $ 2,500,000   VMIG-1   SP1+
   1,000,000  Clark County, KY PCRB (Kentucky Power) - Series J2
              LOC National Rural Utilities Cooperative Finance Corporation      04/15/02     2.15      1,000,000   VMIG-1    A1+
   1,445,000  Clipper Tax Exempt Certificates - Series 2001
              Insured by MBIA Insurance Corp.                                   12/14/01     3.50      1,445,000   VMIG-1
   9,995,000  Dekalb County, GA MHRB - Series 1985L
              LOC Amsouth Bank, N.A.                                            12/01/01     4.40      9,995,000             A1+
   2,300,000  Marietta, GA Housing Authority (Falls at Bellsferry)              01/15/02     4.15      2,300,000   VMIG-1
   3,500,000  Nashville & Davidson County, TN
              (Vanderbilt University) - Series 1985A                            01/15/02     3.70      3,500,000    MIG-1    A1+
   3,000,000  Pooled Puttable Floating Option
              Tax Exempts Receipts - Series PPT-33
              LOC Merrill Lynch and Company, Inc.                               06/27/02     2.95      3,000,000             A1+
------------                                                                                         -----------
  23,740,000  Total Put Bonds                                                                         23,740,000
------------                                                                                         -----------
Tax Exempt Commercial Paper (12.57%)
------------------------------------------------------------------------------------------------------------------------------------
$ 10,000,000  Beaver County, PA IDA (Duquesne Light Company)
              Insured by AMBAC Indemnity Corp.                                  12/06/01     2.05%   $10,000,000   VMIG-1    A1+
   5,000,000  Burke, GA Development Authority
              (Odgelthorpe Power) - Series 1998A
              Insured by AMBAC Indemnity Corp.                                  11/07/01     2.50      5,000,000    MIG-1    A1+
   1,000,000  Burlington, KS (Kansas Electric Power Company) - Series CI
              LOC National Rural Utilities Cooperative Finance Corporation      11/06/01     2.45      1,000,000     P1      A1+
  10,000,000  City of Mt. Vernon, IN Solid Waste Disposal PCRB
              (General Electric Company)                                        11/06/01     2.45     10,000,000     P1      A1+
   1,500,000  City of Philadelphia, PA Gas Works Revenue Notes - Series C
              LOC Morgan Guaranty Trust Company                                 11/13/01     2.00      1,500,000     P1      A1+
  10,100,000  City of Sullivan, IN (Hoosier Energy Rural Electric Company)
              LOC National Rural Utilities Cooperative Finance Corporation      11/06/01     2.45     10,100,000     P1      A1+
   2,000,000  City of Sullivan, IN
              (Hoosier Energy Rural Electric Company) - Series 85L-1
              LOC National Rural Utilities Cooperative Finance Corporation      11/06/01     2.45      2,000,000     P1      A1+
   3,000,000  Hampton, VA IDA RB (Sentara Health Systems)                       11/07/01     2.50      3,000,000   VMIG-1    A1+
   5,900,000  Intermountain Power Agency - Series 1997                          12/06/01     1.95      5,900,000             A1


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                     Ratings (a)
                                                                                                                 ----------------
    Face                                                                        Maturity              Value              Standard
   Amount                                                                         Date      Yield    (Note 1)    Moody's & Poor's
   ------                                                                         ----      -----     ------     ------- --------
Tax Exempt Commercial Paper (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  5,000,000  Shelby County, TN Municipal Notes - Series 2000                   01/14/02     1.95%   $ 5,000,000     P1      A1+
   1,012,000  State of Wisconsin GO - Series 1997B                              12/04/01     1.95      1,012,000     P1      A1+
   8,000,000  State of Wisconsin GO - Series 2000A                              11/06/01     2.50      8,000,000     P1      A1+
   2,500,000  State of Wisconsin GO - Series 2000B                              11/06/01     2.50      2,500,000     P1      A1+
   5,000,000  Sunshine State Government Finance Commission - Series E           12/06/01     2.00      5,000,000     P1      A1+
------------                                                                                         -----------
  70,012,000  Total Tax Exempt Commercial Paper                                                       70,012,000
------------                                                                                         -----------
Tax Exempt General Obligation Notes, Bonds & Warrants (10.34%)
------------------------------------------------------------------------------------------------------------------------------------
$  2,040,000  Adams-Friendship, WI School District TRAN (c)                     11/01/02     2.30%   $ 2,040,791
     700,000  Boscobel, WI Area School District TRAN (c)                        10/30/02     2.55        700,677
     815,000  Boulder Junction, WI Joint School District TRAN (c)               10/29/02     2.35        815,865
   1,600,000  Cambridge, WI Joint School District TRAN (c)                      10/02/02     2.55      1,608,603
  16,260,000  Campbell County, WY School District #1 TAW (c)                    06/26/02     2.85     16,301,220
   3,000,000  Carmel Clay, IN Independent School District TAW                   12/31/01     3.35      3,000,413            SP1+
   1,140,000  Clinton County, WI School District TRAN (c)                       09/11/02     2.73      1,140,662
   3,000,000  Clipper Tax Exempt Trust
              Insured by MBIA Insurance Corp. (c)                               12/15/01     3.50      3,000,000
   2,050,000  D.C. Everest Area School District TRAN (c)                        08/22/02     2.89      2,051,749
   1,800,000  Hartland/Lakeside, WI Joint School District #3 TRAN (c)           09/18/02     2.70      1,801,078
   2,750,000  Hortonville, WI School District TRAN (c)                          11/01/02     2.30      2,751,582
     950,000  Jefferson, WI School District TRAN (c)                            09/10/02     2.71        950,629
   1,010,000  Kelso, WA GAN (c)                                                 12/17/01     3.50      1,010,000
   1,900,000  Lake Geneva-Genoa City, WI Union School District TRAN (c)         09/30/02     2.30      1,900,669
   1,700,000  Mount Horeb, WI Area School District TRAN (c)                     11/01/01     4.70      1,700,000
   3,495,000  Parkrapid, MN
              Area School Independent School District # 309 - Series 2001 (c)   09/02/02     2.70      3,503,457
   1,200,000  Rasholt, WI School District TRAN (c)                              08/23/02     2.90      1,201,505
   1,000,000  Tigerton, WI School District (c)                                  08/23/02     2.70      1,002,365
   2,825,000  University of South Carolina RB RAN                               02/22/02     3.26      2,825,842     MIG-1
   3,600,000  Virginia State Housing
              Development Authority - Series D Sub-Series Stem III              12/27/01     2.00      3,600,000    VMIG-1   A1+


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
OCTOBER 31, 2001

================================================================================

                                                                                                                     Ratings (a)
                                                                                                                 ----------------
    Face                                                                        Maturity              Value              Standard
   Amount                                                                         Date      Yield    (Note 1)    Moody's & Poor's
   ------                                                                         ----      -----     ------     ------- --------
Tax Exempt General Obligation Notes, Bonds & Warrants (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  1,500,000  Waterloo, WI School District TRAN (c)                             09/20/02     2.70%   $ 1,501,668
   1,400,000  Williams Bay, WI School District TRAN (c)                         08/23/02     2.84      1,402,307
   1,758,750  Wyandotte, KS Unified Government - Series 23 (c)                  02/01/02     3.79      1,759,785
------------                                                                                         -----------
  57,493,750  Total Tax Exempt General Obligation Notes, Bonds & Warrants                             57,570,867
------------                                                                                         -----------
Variable Rate Demand Instruments (d) (63.64%)
------------------------------------------------------------------------------------------------------------------------------------
$  2,500,000  Angelina & Neches River, TX
              Industrial Development Corporation Solid Waste RB
              LOC Wells Fargo Bank, N.A.                                        05/01/14     2.05%   $ 2,500,000     P1
   1,000,000  Ashland, KY PCRB (Ashland Oil Inc. Project)
              LOC Suntrust Bank                                                 04/01/09     1.95      1,000,000   VMIG-1
   2,100,000  Bell County, TX Health Facility Development Corporation RB
              (Scott and White Memorial Hospital)
              Insured by MBIA Insurance Corp.                                   08/15/29     2.00      2,100,000   VMIG-1    A1+
   1,200,000  Burke County, GA PCRB (Georgia Power Company Vogtle 2nd)          04/01/25     2.00      1,200,000   VMIG-1    A1
   1,000,000  Burke County, GA PCRB (Georgia Power Company Plant V)             07/01/24     2.00      1,000,000   VMIG-1    A1
   1,600,000  Burke County, GA PCRB (Georgia Power Company Plant V)             09/01/26     2.00      1,600,000   VMIG-1    A1
   2,000,000  Chapel Hill School of Medicine RB - Series 2001A                  02/15/31     2.04      2,000,000   VMIG-1    A1+
   1,295,000  City of Charlotte, NC Airport RB
              Insured by MBIA Insurance Corp.                                   07/01/16     1.90      1,295,000   VMIG-1    A1+
   4,900,000  Columbia, MO Water & Electric RB
              LOC Toronto Dominion Bank                                         12/01/15     2.00      4,900,000   VMIG-1    A1+
   7,100,000  Connecticut State HEFA (Yale University)                          07/01/29     1.90      7,100,000   VMIG-1    A1+
     800,000  Dearfield, WI IDA (Interpane Coatings Project) (c)
              LOC Commerzbank A.G.                                              05/01/03     2.15        800,000
     400,000  Dekalb County, GA Development Authority IDRB
              (Pet, Inc. Project) (c)
              LOC BNP Paribas                                                   02/01/05     2.15        400,000
   4,200,000  Dekalb County, GA Housing Authority MHRB
              (Wood Hills Apartments)
              LOC Bank of Montreal                                              12/01/07     2.05      4,200,000             A1+
   1,550,000  Delta County, MI EDC PCRB
              (Mead-Escanaba Paper Project) - Series E
              LOC Bank of Nova Scotia                                           12/01/23     1.95      1,550,000     P1


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                     Ratings (a)
                                                                                                                 ----------------
    Face                                                                        Maturity              Value              Standard
   Amount                                                                         Date      Yield    (Note 1)    Moody's & Poor's
   ------                                                                         ----      -----     ------     ------- --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$    900,000  Detroit, MI Water Supply System
              Insured by FGIC                                                   07/01/13     1.95%   $   900,000   VMIG-1    A1+
   2,000,000  Elsinore Valley Municipal Water Authority COPS
              Insured by FGIC                                                   07/01/29     1.65      2,000,000   VMIG-1
     100,000  Fairfax, VA IDA (Fairfax Hospital Systems, Inc.)                  10/01/25     2.00        100,000   VMIG-1    A1+
   3,120,000  Fayetteville, AK Public Facilities Board (Butterfield Trail)
              LOC Dresdner Bank, A.G.                                           09/01/27     2.00      3,120,000   VMIG-1
   2,100,000  Florida HFA Multifamily Remarketing 1983
              Collateralized by Federal National Mortgage Association           12/01/05     2.05      2,100,000             A1+
   3,350,000  Florida HFA (Spring Colony Project) - Series 1985
              Collateralized by Federal National Mortgage Association           09/15/26     1.95      3,350,000             A1+
   2,400,000  Florida HFA (Town Colony #1) - Series 1983
              LOC Credit Suisse First Boston                                    12/01/05     2.05      2,400,000             A1+
   5,640,000  Florida HFA MHRB (Hillsborogh) - Series D                         12/01/09     2.05      5,640,000             A1+
   5,000,000  Florida State Municipal Power Agency (Stanton Project)
              Insured by MBIA Insurance Corp.                                   10/01/19     1.90      5,000,000             A1
   2,155,000  Franklin County, OH RB
              (The Villas at Saint Therse Project) - Series 1997F (c)
              LOC Fifth Third Bank                                              10/01/22     2.15      2,155,000
   7,200,000  Fulton County, GA Development Authority IRB
              (Siemens Energy Inc. Project)                                     12/15/14     2.15      7,200,000   VMIG-1
   1,400,000  Fulton County, GA Residential Care Facility
              (Lenbrook Square Foundation)
              LOC Dresdner Bank, A.G.                                           01/01/18     2.00      1,400,000             A1+
   1,000,000  Greensboro, NC Variable Public Improvement                        04/01/14     1.95      1,000,000   VMIG-1    A1+
     700,000  Hapeville, GA Development Authority (Hapeville Hotel)
              LOC Deutsche Bank                                                 11/01/15     1.95        700,000     P1
   3,000,000  Harris County, TX Health Facilities Development Authority
              (Texas Children's Hospital) - Series B-1
              Insured by MBIA Insurance Corp.                                   10/01/29     2.05      3,000,000   VMIG-1    A1+
   1,195,000  Harris County, TX HFDC (Tirr Project)
              LOC Chase Manhattan Bank, N.A.                                    10/01/17     2.15      1,195,000   VMIG-1
   2,835,000  Henderson, NV Public Improvement (Multifamily Pueblo I-A)
              LOC Credit Suisse First Boston                                    08/01/26     2.25      2,835,000             A1+
   1,300,000  Hurley, NM PCRB (Kennecott Santa Fe - British Petroleum)          12/01/15     2.05      1,300,000     P1      A1+


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
OCTOBER 31, 2001

================================================================================

                                                                                                                     Ratings (a)
                                                                                                                 ----------------
    Face                                                                        Maturity              Value              Standard
   Amount                                                                         Date      Yield    (Note 1)    Moody's & Poor's
   ------                                                                         ----      -----     ------     ------- --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  3,205,000  IBM Tax Exempt Trust 2001 - Series A                              09/01/07     2.33%   $ 3,205,000    MIG-1
   4,700,000  Illinois Development Finance Authority
              (James Jordan Boys & Girls Club &
              Family Life Center Project) - Series 1995
              LOC American National Bank                                        08/01/30     2.05      4,700,000             A1+
   6,000,000  Illinois Development PCFA
              (Commonwealth Edison Co. Project) - Series B
              LOC ABN AMRO Bank, N.A.                                           10/15/14     1.95      6,000,000     P1      A1+
   2,200,000  Illinois Development Finance Authority
              (Trinity International University)
              LOC Firstar Bank                                                  10/01/30     2.15      2,200,000             A1
   3,400,000  Illinois Development Finance Authority RB
              (Glenwood School For Boys)
              LOC Harris Trust & Savings Bank                                   02/01/33     2.00      3,400,000             A1+
   2,000,000  Illinois Education Loan Facility RB (Lake County Family YMCA)
              LOC Harris Trust & Savings Bank                                   11/01/30     2.00      2,000,000             A1+
   4,655,000  Illinois HFFA RB (St. Lukes Medical Center)
              Insured by MBIA Insurance Corp.                                   11/15/23     1.95      4,655,000   VMIG-1    A1+
   1,000,000  Indiana HFA RB (Access Designated Pg-B)
              LOC Comerica Bank                                                 01/01/16     2.05      1,000,000             A1
   8,690,000  Iowa Finance Authority RB (Burlington Medical Center)
              Insured by FSA                                                    06/01/27     2.05      8,690,000             A1
   3,120,000  Iowa Higher Education Loan Authority RB
              (Private College Facility - Warburg)
              LOC Allied Irish Bank                                             03/01/30     2.05      3,120,000   VMIG-1
   3,000,000  Jackson County, MI EDC (Thrifty Leoni) (c)
              LOC Bank One                                                      12/01/14     2.40      3,000,000
   1,400,000  Jackson County, MI EDC (Vista Grande Villa Project)
              LOC Michigan National Bank                                        06/01/27     2.00      1,400,000             A1+
   4,200,000  Jackson County, MS PCRB (Chevron USA Inc. Project)                12/01/16     2.00      4,200,000   VMIG-1
   2,800,000  Jacksonville, FL Electric Authority
              (Electric System) - Series A                                      10/01/10     2.00      2,800,000   VMIG-1    A1+
   5,500,000  Jacksonville, FL Electric Authority
              (Electric System) - Series 2001B                                  10/01/30     2.00      5,500,000   VMIG-1    A1+
   1,700,000  Jacksonville, FL Electric Authority
              (Electric System) - Series B                                      10/01/10     2.00      1,700,000   VMIG-1    A1+


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                     Ratings (a)
                                                                                                                 ----------------
    Face                                                                        Maturity              Value              Standard
   Amount                                                                         Date      Yield    (Note 1)    Moody's & Poor's
   ------                                                                         ----      -----     ------     ------- --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  2,900,000  Jacksonville, FL Electric Authority
              (Electric System) - Series C                                      10/01/30     2.00%   $ 2,900,000   VMIG-1    A1+
   1,000,000  Jefferson County, TX Port of Port Authur Navigation (Texaco)      10/01/24     2.05      1,000,000   VMIG-1    A1
   1,000,000  Kansas State Development Authority RB
              (Hayes Medical Center) - Series N
              LOC Firstar Bank                                                  05/15/26     2.05      1,000,000   VMIG-1
   3,000,000  Kansas State Development Authority
              (Village Shalom Obligation Group) - Series BB
              LOC LaSalle National Bank                                         11/15/28     2.00      3,000,000             A1+
   3,785,000  Kentucky EDFA (Pooled Hospital Loan Program)                      08/01/18     2.15      3,785,000             A1+
  10,490,571  Koch Floating Rate Trust Variable
              State Weekly Certificates - Series 1 (c)
              Insured by AMBAC Indemnity Corp.                                  05/03/04     2.38     10,490,571
   4,900,000  Lubbock, TX Educational Facilities Authority
              (Lubbock Christian University)                                    05/01/29     2.20      4,900,000   VMIG-1
   6,000,000  Massachusetts State HEFA (Harvard University) - Series BB         02/01/34     1.70      6,000,000   VMIG-1    A1+
   5,000,000  Mecklenburg County, NC RB - Series C                              02/01/17     2.10      5,000,000   VMIG-1    A1
   1,400,000  Michigan State HEFA - Series B
              Insured by MBIA Insurance Corp.                                   04/01/24     2.00      1,400,000   VMIG-1    A1+
   5,300,000  Michigan State Strategic Fund (Detroit Symphony) - Series A
              LOC Michigan National Bank                                        06/01/31     2.00      5,300,000             A1+
   1,000,000  Michigan State Strategic Fund (Detroit Symphony) - Series B
              LOC ABN AMRO Bank, N.A.                                           06/01/31     2.00      1,000,000             A1+
   5,010,000  Missouri State HEFA (Barnes Hospital)
              LOC Morgan Guaranty Trust Company                                 12/01/15     1.95      5,010,000   VMIG-1    A1+
   1,250,000  Missouri State HEFA (Bethesda Health Group) - Series A
              LOC Firstar Bank                                                  08/01/31     2.10      1,250,000   VMIG-1
   4,150,000  Montgomery County, MD EDC RB
              (Brooke Grove Foundations, Inc. Facilities) - Series 1995
              LOC First National Bank of Maryland                               01/01/16     2.23      4,150,000             A1
   1,800,000  Montgomery County, TX IDRB
              (Houston Area Residential Center Project) - Series 1985
              LOC BNP Paribas                                                   12/01/15     2.15      1,800,000             A1




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
OCTOBER 31, 2001

================================================================================

                                                                                                                     Ratings (a)
                                                                                                                 ----------------
    Face                                                                        Maturity              Value              Standard
   Amount                                                                         Date      Yield    (Note 1)    Moody's & Poor's
   ------                                                                         ----      -----     ------     ------- --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  3,620,000  Multnomah County, OR Higher Education
              (Concordia University Portland Project) - Series 1999
              LOC Allied Irish Bank                                             12/01/29     2.05%   $ 3,620,000   VMIG-1
   1,100,000  Nebraska Educational Finance Authority
              (Creighton University Project)
              LOC Allied Irish Bank                                             08/01/31     2.00      1,100,000   VMIG-1
   1,100,000  New Jersey State Floating Rate Trust Receipts                     05/01/03     1.90      1,100,000   VMIG-1
     700,000  New Mexico State Highway Commission
              Adjustable Tender Subordinate Lien Tax RB - Series 1996
              Insured by FSA                                                    06/15/11     1.95        700,000   VMIG-1    A1+
   3,845,000  North Carolina HFA Municipal Trust Receipts - Series CMC4         01/01/27     2.10      3,845,000   VMIG-1
   4,000,000  North Carolina Medical Care Commission HRB
              (Baptist Hospitals Project)                                       06/01/30     1.93      4,000,000   VMIG-1    A1+
   4,400,000  North Carolina Medical Care Commission HRB
              (Duke University Project) - Series 1985C                          06/01/15     2.05      4,400,000   VMIG-1    A1+
   4,135,000  Orange County, FL Health Facilities (Adventist)
              LOC Suntrust Bank                                                 11/15/14     2.15      4,135,000   VMIG-1    A1+
   2,200,000  Orange County, FL HFA
              (Homeowner Revenue Trust) - Series N-6R                           03/01/22     2.05      2,200,000   VMIG-1
   1,700,000  Oregon State GO - Series 73H
              LOC Bayeriche Landesbank                                          12/01/19     1.90      1,700,000   VMIG-1    A1+
   1,700,000  Palm Beach County, FL RB (Henry Morrison Flagler Project)
              LOC Northern Trust                                                11/01/34     2.00      1,700,000             A1+
   2,000,000  Palm Beach County, FL RB
              (Jewish Community Campus Corporation) - Series 1997
              Insured by AMBAC Indemnity Corp.                                  03/01/27     2.00      2,000,000             A1+
   1,000,000  Pennsylvania HEFA (Carnegie Mellon University)
              LOC Morgan Guaranty Trust Company/
              Union Bank of Switzerland                                         11/01/25     1.90      1,000,000             A1+
   1,900,000  Pennsylvania HEFA (Children's Hospital of Philadelphia)           03/01/27     1.95      1,900,000   VMIG-1    A1+
   2,600,000  Perry County, MS PCRB (Leaf River Forest Production)
              LOC Wachovia Bank & Trust Co., N.A.                               03/01/02     2.05      2,600,000     P1
   2,100,000  Philadelphia, PA Authority for Independent Development
              (Fox Chase Cancer)
              LOC Morgan Guaranty Trust Company                                 07/01/25     1.95      2,100,000             A1+



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                     Ratings (a)
                                                                                                                 ----------------
    Face                                                                        Maturity              Value              Standard
   Amount                                                                         Date      Yield    (Note 1)    Moody's & Poor's
   ------                                                                         ----      -----     ------     ------- --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$    700,000  Philadelphia, PA Hospital & Higher Educational Facility HRB
              (Friends Hospital) - Series A (c)
              LOC PNC Bank, N.A.                                                03/01/06     2.15%   $   700,000
   7,350,000  Phoenix, AZ IDA MHRB Refunding
              (Bell Square Apartments Project) - Series 1995
              LOC General Electric Capital Corporation                          06/01/25     2.10      7,350,000             A1+
   3,500,000  Phoenix, AZ IDA MHRB Refunding
              (Paradise Lake Apartments Project) - Series 1995
              LOC General Electric Capital Corporation                          07/01/25     2.10      3,500,000             A1+
   2,200,000  Phoenix, AZ IDA RB (Valley of The Sun YMCA Project)
              LOC Wells Fargo Bank, N.A.                                        01/01/31     2.05      2,200,000             A1+
   4,520,000  Pinellas County, FL Health Facilities
              (St. Mark's Village Project) - Series 1987
              LOC Bank of America                                               03/01/17     2.10      4,520,000             A1+
   3,500,000  Pinellas County, FL HFA MHRB
              (Fixbridge Apartments Project) - Series A
              Collateralized by Federal National Mortgage Association           06/15/25     1.95      3,500,000             A1+
   1,700,000  Platte County, WY PCRB (Tri State G & T) - Series A
              LOC National Rural Utilities Cooperative Finance Corporation      07/01/14     2.25      1,700,000     P1
   1,300,000  Port of Corpus Christi, TX (Reynolds Metals Co. Project)
              LOC Westdeutche Landesbank                                        09/01/14     2.20      1,300,000     P1      A1+
   2,500,000  Prince George County, MD EDC RB (c)
              LOC Fleet Bank                                                    09/30/15     3.58      2,500,000
     950,000  Richmond, VA Capital Region Airport
              (Richmond International Airport)
              Insured by AMBAC Indemnity Corp.                                  07/01/25     2.00        950,000   VMIG-1    A1+
     135,000  Richmond, VA IDA RB (Union University)
              LOC Bank of America                                               12/01/07     2.15        135,000             A1+
   3,900,000  Roanoke, VA IDA (Roanoke Memorial Hospital)                       07/01/19     2.00      3,900,000   VMIG-1    A1
   2,900,000  Salina, KS (Dillards Project) (c)
              LOC Bank of America                                               12/01/14     2.35      2,900,000
   2,130,000  Sarpy County, NE PCRB
              (Allied Signal, Inc. Project) - Series 1995                       07/01/13     2.15      2,130,000             A1
   4,000,000  Seattle, WA Municipal Light & Power RB
              LOC Morgan Guaranty Trust Company                                 06/01/21     1.90      4,000,000   VMIG-1    A1+
   6,400,000  Sheboygan, WI PCRB (Wisconsin Power & Light Co.) (c)              08/01/14     2.20      6,400,000



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
OCTOBER 31, 2001

================================================================================

                                                                                                                     Ratings (a)
                                                                                                                 ----------------
    Face                                                                        Maturity              Value              Standard
   Amount                                                                         Date      Yield    (Note 1)    Moody's & Poor's
   ------                                                                         ----      -----     ------     ------- --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$    400,000  Southeast Georgia Health System
              (Glynn-Brunswick Memorial Hospital)
              Insured by MBIA Insurance Corp.                                   08/01/16     1.90%   $   400,000   VMIG-1    A1+
   2,330,000  St. Cloud, MN Commercial Development
              (Kelly Inns. Project) (c)
              LOC First Bank of South Dakota                                    04/01/13     2.20      2,330,000
   4,460,000  State of Connecticut HEFA (Bradley Health Care Issue)
              LOC Fleet Bank                                                    07/01/29     1.55      4,460,000   VMIG-1
   5,100,000  State of Ohio Environmental Improvement
              (U.S. Steel Corp. USX)
              LOC PNC Bank, N.A.                                                12/01/01     2.25      5,100,000     P1
   2,800,000  State of Oregon (Eagle Picher Industries)
              LOC ABN AMRO Bank, N.A.                                           12/01/04     2.20      2,800,000     P1      A1+
     555,000  Suffolk, VA Redevelopment and Housing Authority
              (Oak Spring Apartments, L.L.C.)
              Guaranteed by Federal Home Loan Mortgage Corporation              12/01/19     2.00        555,000   VMIG-1
   2,800,000  Tampa, FL Health Care Facilities
              (Life Link Foundation Inc. Project) (c)
              LOC Suntrust Bank                                                 08/01/22     2.10      2,800,000
   1,405,000  Terre Haute, IN EDRB
              (Westminster Village Terrehaute, Inc.) (c)
              LOC Huntington National Bank                                      07/01/11     2.58      1,405,000
   2,325,000  Tulsa, OK IDA (Indiana Health Care Project) (c)
              LOC Bank One                                                      06/01/14     2.25      2,325,000
   5,000,000  University of Delaware RB                                         11/01/23     1.95      5,000,000             A1+
  11,930,000  University of North Carolina at Chapel Hill RB - Series 2001B     12/01/25     1.90     11,930,000   VMIG-1    A1+
   7,000,000  University of North Carolina at Chapel Hill RB - Series 2001C     12/01/25     1.85      7,000,000   VMIG-1    A1+
   4,700,000  University of Southern Indiana
              LOC Bank One                                                      10/01/19     2.05      4,700,000   VMIG-1    A1
   1,700,000  Utah State Highway GO - Series 1999C                              07/01/16     1.90      1,700,000   VMIG-1    A1+
   7,000,000  Valdez, AK Marine Terminal RB
              (Arco Transportation Alaska Project) - Series B                   05/01/31     2.05      7,000,000   VMIG-1    A1
   1,000,000  Valdez, AK Marine Terminal
              (Exxon Pipeline Company Project) - Series 1985                    10/01/25     2.00      1,000,000     P1      A1+


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                     Ratings (a)
                                                                                                                 ----------------
    Face                                                                        Maturity              Value              Standard
   Amount                                                                         Date      Yield    (Note 1)    Moody's & Poor's
   ------                                                                         ----      -----     ------     ------- --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  3,000,000  Vancouver, WA Housing Authority (Village Park Apartments)
              LOC US Bank, N.A.                                                 11/02/05     2.20%   $ 3,000,000             A1
     925,000  Virginia College Building Authority
              (University of Richmond Project)                                  11/01/26     2.00        925,000   VMIG-1
   1,800,000  Volusia County, FL Health Facility Authority
              (Hospital S.W. Volusia Health) - Series A
              LOC First Union National Bank                                     11/15/23     2.10      1,800,000             A1
   4,000,000  Washington State Housing Finance RB
              (Pioneer Human Services Project)
              LOC US Bank, N.A.                                                 08/01/19     2.25      4,000,000             A1
   1,700,000  Washington State Public Power Supply
              (Nuclear Project #1) - Series 1993A
              LOC Bank of America                                               07/01/17     1.95      1,700,000   VMIG-1    A1+
   1,200,000  Wisconsin HEFA (Alverno College Project)
              LOC Allied Irish Bank                                             11/01/17     2.05      1,200,000   VMIG-1
   2,865,000  Wisconsin HEFA (Gundersen Lutheran ) - Series A
              Insured by FSA                                                    12/01/15     2.05      2,865,000             A1+
------------                                                                                         -----------
 354,375,571  Total Variable Rate Demand Instruments                                                 354,375,571
------------                                                                                         -----------
Variable Rate Demand Instruments - Participations (d) (1.55%)
------------------------------------------------------------------------------------------------------------------------------------
$    455,000  Hebron, TX HFDC HFDRB
              (Carrollton Professional Plaza Project) - Series 1983
              LOC PNC Bank, N.A.                                                07/01/03     6.90%   $   455,000     P1      A1
     140,000  Isabella, MI EDC IDRB
              (The Delafield Company Project) - Series 1983
              LOC Chase Manhattan Bank, N.A.                                    08/01/03     3.03        140,000     P1      A1+
   4,110,000  New Jersey EDA EDB
              (Harrison Riverside Limited Partnership Project) - Series 1980
              LOC Chase Manhattan Bank, N.A.                                    01/01/02     3.58      4,110,000     P1      A1+
   3,775,000  Parish of Lafayette, LA IDRB
              (Petroleum Tower of Lafayette Project) - Series 1983
              LOC Chase Manhattan Bank, N.A.                                    05/01/13     3.30      3,775,000     P1      A1+
     140,854  The Woodlands Fire Dept., Inc. Tax Exempt Loan
              LOC Chase Manhattan Bank, N.A.                                    06/30/06     3.02        140,854     P1      A1+
------------                                                                                         -----------
   8,620,854  Total Variable Rate Demand Instruments - Participation Notes                             8,620,854
------------                                                                                         -----------




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
OCTOBER 31, 2001

================================================================================

                                                                                                                     Ratings (a)
                                                                                                                 ----------------
    Face                                                                        Maturity              Value              Standard
   Amount                                                                         Date      Yield    (Note 1)    Moody's & Poor's
   ------                                                                         ----      -----     ------     ------- --------
Variable Rate Demand Instruments - Private Placements (d) (6.99%)
------------------------------------------------------------------------------------------------------------------------------------
$    400,000  Algona, WA EDC IRB (Tharco Project)
              LOC Wells Fargo Bank, N.A.                                        08/01/05     3.36%   $   400,000     P1      A1+
   2,709,000  Anaheim, CA (West Anaheim Convalescent Home)
              LOC Union Bank of California                                      12/01/15     3.30      2,709,000     P1      A2
   3,954,000  Anaheim, CA Housing Authority MHRB
              (West Anaheim Royale Project) - Series 1985C
              LOC Union Bank of California                                      12/01/15     3.30      3,954,000     P1      A2
   4,000,000  Bridgeview, IL IDRB (L&CP Corporation Project) - Series 1985
              LOC Societe Generale                                              11/01/05     3.60      4,000,000     P1      A1+
     400,000  City & County of Denver, CO IDRB
              (Tharco Containers Colorado, Inc. Project) - Series 1984
              LOC Wells Fargo Bank, N.A.                                        12/15/04     3.35        400,000     P1      A1+
     270,000  City of Phoenix, AZ IDA IDRB
              (Horizon Moving Systems, Inc. Project) - Series 1985
              LOC Bank One                                                      04/01/05     3.58        270,000     P1      A1
   3,933,000  Culver City, CA RDRB
              (Culver City Royale Project ) - Series 1985
              LOC Union Bank of California                                      12/01/15     3.30      3,933,000     P1      A2
   2,133,385  Franklin County, OH EDRB
              (Norwich Limited Partnership Project) - Series 1985
              LOC Huntington National Bank                                      10/01/05     4.08      2,133,385     P1      A1
   1,500,000  Harford County, MD EDRB
              (Harrigan Roller Company, Inc. Project) - Series 1984
              LOC Dresdner Bank, A.G.                                           02/28/14     3.30      1,500,000     P1      A1+
   4,565,000  Howard County, MD RB
              (The Bluffs at Hawthorne Apartment Facility) - Series 1995
              LOC First National Bank of Maryland                               12/01/20     2.25      4,565,000     P1      A1
     709,000  King County, WA EECRB
              (Arensberg Investments Project) - Series 1984
              LOC Bank of America                                               01/01/05     3.58        709,000     P1      A1+
     450,000  Lackawanna County, PA IDA Revenue Note
              (Art Print Company Project)
              LOC PNC Bank, N.A.                                                06/30/02     3.58        450,000     P1      A1
   2,484,800  Oroville, CA IDRB
              (The Lynn Partnership Nursing Home Project) - Series 1985A
              LOC Bank of America                                               04/01/15     3.58      2,484,800     P1      A1+



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                     Ratings (a)
                                                                                                                 ----------------
    Face                                                                        Maturity              Value              Standard
   Amount                                                                         Date      Yield    (Note 1)    Moody's & Poor's
   ------                                                                         ----      -----     ------     ------- --------
Variable Rate Demand Instruments - Private Placements (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  1,677,000  Seattle, WA IDC RB
              (Computer Slides Company Project) - Series 1985
              LOC Bank of America                                               06/01/05     3.58%  $  1,677,000     P1      A1+
     882,274  Tax Exempt IRB Trust I - Series 1989
              LOC Zion's National Bank                                          12/10/15     3.90        882,274     P1      A1
     881,664  Troy, NY IDA IDRB
              (Troy Mall Associates Project) - Series 1985A
              LOC Key Bank, N.A.                                                07/01/15     3.30        881,664     P1      A1
   2,451,700  West Jordan, UT IDRB
              (The Lynn Partnership Nuring Home Project) - Series 1985
              LOC Bank of America                                               07/01/15     3.57      2,451,700     P1      A1+
   2,000,000  Wood Dale, IL IDRB
              (Bohler Bros. of America, Inc. Project) - Series 1985
              LOC Creditanstalt-Bankverein                                      06/01/10     3.30      2,000,000     P1      A1+
   3,500,000  York County IDA RB
              (York Outlet Mall Limited Partnership Project) - Series 1987
              LOC York Bank and Trust                                           12/01/14     2.20      3,500,000     P1      A1
------------                                                                                        ------------
  38,900,823  Total Variable Rate Demand Instruments - Private Placements                             38,900,823
------------                                                                                        ------------
              Total Investments (99.35%) (Cost $ 553,220,115+)                                       553,220,115
              Cash And Other Assets, Net of Liabilities (0.65%)                                        3,631,367
                                                                                                    ------------
              Net Assets (100.00%)                                                                  $556,851,482
                                                                                                    ============
              Net asset value, offering and redemption price per share:

              Class A Shares,146,849,434 Share Outstanding (Note 3)                                 $       1.00
                                                                                                    ============
              Class B Shares,406,154,269 Share Outstanding (Note 3)                                 $       1.00
                                                                                                    ============
              Thornburg Shares,4,040,902 Share Outstanding (Note 3)                                 $       1.00
                                                                                                    ============

              +    Aggregate cost for federal income tax purposes is identical.



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
OCTOBER 31, 2001

================================================================================

FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers may have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)  The maturity date indicated for the put bonds is the next put date.

(c) Securities that are not rated which the Fund's Board of Directors has determined to be of comparable quality to the rated securities in which the Fund invests.

(d) Securities payable on demand at par including accrued interest (usually with seven days notice) and unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.




KEY:
    COPS     =   Certificate of Participation                   HFFA     =   Health Facility Finance Authority
    EDA      =   Economic Development Authority                 HRB      =   Hospital Revenue Bond
    EDB      =   Economic Development Bond                      IDA      =   Industrial Development Authority
    EDC      =   Economic Development Corporation               IDC      =   Industrial Development Corporation
    EDFA     =   Economic Development Finance Authority         IDRB     =   Industrial Development Revenue Bond
    EDRB     =   Economic Development Revenue Bond              IRB      =   Industrial Revenue Bond
    EECRB    =   Economic Enterprise Corporation Revenue Bond   LOC      =   Letter of Credit
    FGIC     =   Financial Guaranteed Insurance Company         MHRB     =   Multifamily Housing Revenue Bond
    FSA      =   Financial Security Assurance                   PCFA     =   Pollution Control Finance Authority
    GAN      =   Grant Anticipation Note                        PCRB     =   Pollution Control Revenue Bond
    GO       =   General Obligation                             RAN      =   Revenue Anticipation Note
    HEFA     =   Health & Education Facilities Authority        RB       =   Revenue Bond
    HFA      =   Housing Finance Authority                      RDRB     =   Residential Development Revenue Bond
    HFDC     =   Health Facilities Development Corporation      TAW      =   Tax Anticipation Warrant
    HFDRB    =   Health Facilities Development Revenue Bond     TRAN     =   Tax and Revenue Anticipation Note




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 2001

================================================================================



INVESTMENT INCOME
Income:

    Interest................................................................................  $    20,456,921
                                                                                               --------------

Expenses: (Note 2)

    Investment management fee...............................................................        1,891,745

    Administration fee......................................................................        1,222,358

    Distribution fee (Class A)..............................................................          433,518

    Distribution fee (Thornburg shares).....................................................           12,372

    Custodian expenses......................................................................           54,340

    Shareholder servicing and related shareholder expenses+.................................          335,404

    Legal, compliance and filing fees.......................................................          151,086

    Audit and accounting....................................................................          133,338

    Directors' fees.........................................................................           24,792

    Other...................................................................................           25,357
                                                                                               --------------

      Total expenses........................................................................        4,284,310

      Less: Expense paid indirectly (Note 2)................................................  (         1,277)
                                                                                               --------------

      Net expenses..........................................................................        4,283,033
                                                                                               --------------

Net investment income.......................................................................       16,173,888



REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments.....................................................  (            67)
                                                                                               --------------

Increase in net assets from operations......................................................  $    16,173,821
                                                                                               ==============



+ Includes class specific transfer agency expenses of $113,556, $201,859 and $3,241 for Class A, Class B and Thornburg Class, respectively.



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED OCTOBER 31, 2001 AND 2000

================================================================================




                                                                          2001                       2000
                                                                     ---------------           ---------------

INCREASE (DECREASE) IN NET ASSETS


Operations:

   Net investment income..........................................  $     16,173,888          $     22,764,342
   Net realized gain (loss) on investments........................  (             67)         (         25,160)
                                                                     ---------------           ---------------
   Increase in net assets from operations.........................        16,173,821                22,739,182

Dividends to shareholders from net investment income
   Class A........................................................  (      4,513,354)*        (      8,434,402)*
   Class B........................................................  (     11,529,891)*        (     14,270,388)*
   Thornburg shares...............................................  (        130,643)*        (         59,552)*

Capital share transactions (Note 3)
   Class A........................................................  (     30,415,705)         (    145,922,922)
   Class B........................................................  (     25,686,152)              140,052,800
   Thornburg shares...............................................         2,098,954                 1,941,948
                                                                     ---------------           ---------------
       Total increase (decrease)..................................  (     54,002,970)         (      3,953,334)
Net assets:

   Beginning of year..............................................       610,854,452               614,807,786
                                                                     ---------------           ---------------
   End of year....................................................  $    556,851,482          $    610,854,452
                                                                     ===============           ===============



*    Designated as exempt-interest dividends for federal income tax purposes.





--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS

================================================================================

1.   Summary of Accounting Policies.

Daily Tax Free Income Fund, Inc. is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short term, tax exempt money market fund. The Fund has three classes of stock authorized, Class A, Class B and Thornburg shares. The Class A and Thornburg shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to distribution fees and transfer agent expenses. In all other respects, the Class A, Class B and Thornburg shares represent the same interest in the income and assets of the Fund. Distribution of Class B shares commenced November 23, 1992. Thornburg shares commenced on February 8, 2000. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a)   Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b)   Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c)   Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d)   Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e)   General -
     Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount and amortization of premiums, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2.   Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management LLC (Manager) at the annual rate of .325% of the Fund's average daily net assets up to $750 million plus .30% of such assets in excess of $750 million.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

2.   Investment   Management  Fees  and  Other   Transactions   with  Affiliates
     (Continued).

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets up to $1.25 billion, plus .20% of such assets in excess of $1.25 billion but not in excess of $1.5 billion, plus .19% of such assets in excess of $1.5 billion.

Pursuant to a Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) entered into a Distribution Agreement and a Shareholder Servicing Agreement, with respect to the Class A and Thornburg shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund, a service fee equal to .25% of the Fund's average daily net assets with respect only to Class A and Thornburg shares. There were no additional expenses borne by the Fund pursuant to the Distribution and Service Plan.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $6,000 per annum plus $750 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $291,391 paid to Reich & Tang Services, Inc., an affiliate of the Manager as shareholder servicing agent for the Fund. Also, included under the same caption are expense offsets of $1,277.

3.   Capital Stock.

At October 31, 2001, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $556,877,492. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                     Year                                Year
                                                     Ended                               Ended
CLASS A                                        October 31, 2001                    October 31, 2000
-------                                        ----------------                    ----------------
Sold                                                709,107,790                       1,018,747,933
Issued on reinvestment of dividends.......            3,692,807                           7,101,471
Redeemed..................................      (   743,216,302)                    ( 1,171,772,326)
                                                 --------------                      --------------
Net increase (decrease)...................      (    30,415,705)                    (   145,922,922)
                                                 ==============                      ==============
CLASS B
-------
Sold......................................        1,827,842,065                       2,563,170,854
Issued on reinvestment of dividends.......           11,645,272                          13,419,819
Redeemed..................................      ( 1,865,173,489)                    ( 2,436,537,873)
                                                 --------------                      --------------
Net increase (decrease)...................      (    25,686,152)                        140,052,800
                                                 ==============                      ==============

                                                                                   February 8, 2000
                                                                              (Commencement of Offering) to
THORNBURG SHARES                                                                   October 31, 2000
----------------                                                                    ----------------
Sold......................................          104,994,005                          23,168,273
Issued on reinvestment of dividends.......              130,533                              56,709
Redeemed..................................      (   103,025,584)                    (    21,283,034)
                                                 --------------                      --------------
Net increase (decrease)...................            2,098,954                           1,941,948
                                                 ==============                      ==============



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

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================================================================================

4.  Tax Information.

Accumulated undistributed realized losses at October 31, 2001 amounted to $26,010. Such losses represent tax basis net capital losses which may be carried forward to offset capital gains. Such losses expire through October 31, 2008.


5. Financial Highlights.

                                                                     Year Ended October 31,
                                                   ----------------------------------------------------------
CLASS A                                              2001         2000        1999        1998         1997
-------                                            --------     --------    --------    --------     --------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year...........      $  1.00      $  1.00     $  1.00     $  1.00      $  1.00
                                                   --------     --------    --------    --------     --------
Income from investment operations:
   Net investment income.....................         0.025        0.031       0.024       0.029        0.031
Less distributions:
   Dividends from net investment income......      (  0.025)    (  0.031)   (  0.024)   (  0.029)    (  0.031)
                                                   --------     --------    --------    --------     --------
Net asset value, end of year.................      $  1.00      $  1.00     $  1.00     $  1.00      $  1.00
                                                   ========     ========    ========    ========     ========
Total Return.................................         2.58%        3.17%       2.42%       2.92%        3.08%
Ratios/Supplemental Data
Net assets, end of year (000)................      $146,799     $177,209    $323,100    $363,295     $389,897
Ratios to average net assets:
   Expenses..................................         0.92%        0.99%       0.98%       0.94%        0.91%
   Net investment income.....................         2.60%        3.05%       2.39%       2.89%        3.03%


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

5. Financial Highlights. (Continued)


                                                                     Year Ended October 31,
                                                   ----------------------------------------------------------
CLASS B                                              2001         2000        1999        1998         1997
-------                                            --------     --------    --------    --------     --------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year...........      $  1.00      $  1.00     $  1.00     $  1.00      $  1.00
                                                   --------     --------    --------    --------     --------
Income from investment operations:
   Net investment income.....................         0.028        0.035       0.027       0.032        0.033
Less distributions:
   Dividends from net investment income......      (  0.028)    (  0.035)   (  0.027)   (  0.032)    (  0.033)
                                                   --------     --------    --------    --------     --------
Net asset value, end of year.................      $  1.00      $  1.00     $  1.00     $  1.00      $  1.00
                                                   ========     ========    ========    ========     ========
Total Return.................................         2.85%        3.52%       2.74%       3.21%        3.34%
Ratios/Supplemental Data
Net assets, end of year (000)................      $406,013     $431,704    $291,708    $230,446     $173,339
Ratios to average net assets:
   Expenses..................................         0.65%        0.65%       0.67%       0.67%        0.66%
   Net investment income.....................         2.86%        3.50%       2.71%       3.15%        3.29%

                                                        Year                               February 8, 2000
                                                        Ended                      (Commencement of Offering) to
THORNBURG SHARES                                   October 31, 2001                        October 31, 2000
----------------                                   ----------------                        ----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period............     $   1.00                                $   1.00
                                                     ---------                               ---------
Income from investment operations:
   Net investment income........................         0.025                                   0.024
Less distributions:
   Dividends from net investment income.........     (   0.025)                              (   0.024)
                                                     ---------                               ---------
Net asset value, end of period..................     $   1.00                                $   1.00
                                                     =========                               =========
Total Return....................................         2.58%                                   2.43%(a)
Ratios/Supplemental Data
Net assets, end of period (000).................     $   4,039                               $   1,941
Ratios to average net assets:
   Expenses.....................................         0.92%                                   0.99%(b)
   Net investment income........................         2.60%                                   3.05%(b)


(a)  Not Annualized
(b)  Annualized



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
REPORT OF INDEPENDENT ACCOUNTANTS

================================================================================

To The Board of Directors and Shareholders
Daily Tax Free Income Fund, Inc.


In our opinion, the accompanying statement of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Daily Tax Free Income Fund, Inc. (the "Fund") at October 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights for each of the two years in the period ended October 31, 1998, were audited by other independent accountants whose report dated December 4, 1998 expressed an unqualified opinion on those statements.







PricewaterhouseCoopers LLP
New York, NY
December 10, 2001










--------------------------------------------------------------------------------

--------------------------------------------------------------------------------









------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Funds   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------

Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020


Custodian
     The Bank of New York
     15 Broad Street, 7th Floor
     New York, New York 10286


Transfer Agent &
 Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, NY 10020







DTF1001A

--------------------------------------------------------------------------------

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DAILY
TAX FREE
INCOME
FUND, INC.















                                  Annual Report
                                October 31, 2001